Company's Operations - Acquisition of equity interest in a specialty fibers business (Details) € / shares in Units, R$ / shares in Units, € in Thousands, R$ in Thousands	6 Months Ended
	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 BRL (R$)	Jun. 24, 2024 € / shares	Jun. 24, 2024 R$ / shares
Company's Operations [Line Items]
Par value per share | (per share)			€ 39.70	R$ 238.07
Purchase and acquisition of shares	€ 229,971	R$ 1,379,090
Lenzing Aktiengesellschaft (“Lenzing ”) [Member]
Company's Operations [Line Items]
Acquisition of minority shares			15.00%	15.00%
Additional acquisition through a public offering procedure			15.00%	15.00%